Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Schedule of transactions with key management personnel
	December 31, 2025	December 31, 2024	December 31, 2023
Direct compensation	2,009	1,717	2,264
Share-based compensation program	158	83	25